Government Loan (Details Narrative) - USD ($) $ in Thousands		11 Months Ended
	May 11, 2020	Dec. 12, 2022	Dec. 31, 2022
Statement [Line Items]
Government loan			$ 430
Term loan		three years
Paycheck Protection Program From Us Cares Act [Member]
Statement [Line Items]
Government loan	$ 4,500
Interest rate	1.00%
Term loan	two years